Cover	Jun. 18, 2024
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 8-K of Atlantic International Corp. filed with the Securities and Exchange Commission on June 25, 2025 is being filed to provide the following exhibits:
Document Period End Date	Jun. 18, 2024
Entity File Number	001-40760
Entity Registrant Name	ATLANTIC INTERNATIONAL CORP.
Entity Central Index Key	0001605888
Entity Tax Identification Number	46-5319744
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	270 Sylvan Avenue
Entity Address, Address Line Two	Suite 2230
Entity Address, City or Town	Englewood Cliffs
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07632
City Area Code	201
Local Phone Number	899-4470
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	SeqLL Inc.
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3 Federal Street
Entity Address, City or Town	Billerica
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01821